Note 10 - Stock Option Plan (Details) - Summary of Option Activity Under All Plans (USD $)	9 Months Ended		12 Months Ended							15 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Sep. 21, 2005
Note 10 - Stock Option Plan (Details) - Summary of Option Activity Under All Plans [Line Items]
Shares reserved at plan inception	2,294,534		363,413
Options granted	(1,901,476)
Options granted	1,901,476
Options granted (in Dollars per share)	$ 0.60
Options exercised	0	0
Options forfeited	38,593
Options forfeited	(38,593)
Options forfeited (in Dollars per share)	$ 1.75
Balances as of December 31	2,294,534		363,413
Balances as of December 31 (in Dollars per share)	$ 1.02		$ 2.94
Balances as of December 31	9 years 244 days		8 years 292 days
The 2006 Stock Option Plan [Member]
Note 10 - Stock Option Plan (Details) - Summary of Option Activity Under All Plans [Line Items]
Shares reserved at plan inception											1,000,000
Shares reserved at plan inception			36,449,336	36,807,350	501,871	202,621	499,576	2,014,000	2,086,500	948,500	0
Options granted			(11,873,890)	(43,694,521)	(345,000)	(771,412)	(1,892,029)	(72,500)	(867,000)	(51,500)
Options granted			11,873,890	43,694,521	345,000	771,412	1,892,029	72,500	867,000	51,500
Options granted (in Dollars per share)			$ 0.01	$ 0.01	$ 0.12	$ 0.05	$ 0.06	$ 0.06	$ 0.06	$ 0.001
Options exercised				(1,866,903)	(9,000)	(173,455)	(322,395)
Options exercised (in Dollars per share)				$ 0.07	$ 0.001	$ 0.001	$ 0.06
Options forfeited			11,515,876		139,000	12,500	377,605		5,000
Options forfeited			(11,515,876)		(139,000)	(12,500)	(377,605)		(5,000)
Options forfeited (in Dollars per share)			$ 0.01		$ 0.06	$ 0.06	$ 0.06		$ 0.001
Repurchase of restricted stock options					5,250
Balances as of December 31			36,449,336	36,807,350	501,871	202,621	499,576	2,014,000	2,086,500	948,500	0
Balances as of December 31	324,820		45,146,118	44,788,104	2,960,486	2,763,486	2,178,029	986,000	913,500	51,500
Balances as of December 31 (in Dollars per share)	$ 1.55		$ 0.01	$ 0.01	$ 0.07	$ 0.06	$ 0.06	$ 0.06	$ 0.06	$ 0.001
Balances as of December 31	8 years 21 days		8 years 292 days	9 years 270 days	7 years 255 days	8 years 146 days	9 years	8 years 317 days	9 years 299 days	9 years 350 days
Options vested and expected to vest as of December 31, 2013			43,338,910
Options vested and expected to vest as of December 31, 2013 (in Dollars per share)			$ 0.01
Options vested and expected to vest as of December 31, 2013			8 years 292 days
Options vested as of December 31, 2013			15,025,985
Options vested as of December 31, 2013 (in Dollars per share)			$ 0.02
Options vested as of December 31, 2013			8 years 219 days
Additional shares reserved				80,000,000	500,000	461,957			2,000,000